Notes to the Balance Sheet - Summary of Authorized Capital (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	May 19, 2021
Authorized Capital [Line Items]
Authorized shares	9,195,696	7,287,025
Authorized Capital I [Member]
Authorized Capital [Line Items]
Authorized shares			1,978,907
Authorized Capital III [Member]
Authorized Capital [Line Items]
Authorized shares			70,236